PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Government institutions	$ 142	$ 157
Prepaid expenses	124	200
Deposits	11	11
Other assets	8	32
Prepaid expenses and other current assets	$ 285	$ 400